Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to Pintec Technology Holdings Limited shareholders	$ (130,126)	¥ (905,895)	¥ 2,171	¥ (84,860)
Accretion on Pre-IPO Preferred Shares redemption value | ¥			(76,770)	(45,498)
Net loss attributable to ordinary shareholders	$ (130,126)	¥ (905,895)	¥ (74,599)	¥ (130,358)
Denominator:
Weighted average ordinary shares outstanding-basic and diluted | shares	282,129,663	282,129,663	101,094,197	62,809,370
Loss per ordinary share basic and diluted | (per share)	$ (0.46)	¥ (3.21)	¥ (0.74)	¥ (2.08)